DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities(Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ 367	$ (30)
Income from continuing operations before income taxes	(106)	(8)
OCI	(12)	(22)
Net additions based on uncertain tax positions related to prior years	178	70
Reductions for tax positions of prior years	0	(3)
Income Tax Related Contingent Liabilities
Source of Changes in Deferred Tax Balances
Estimated financial effect of contingent liabilities	128	61
Estimated financial effect of contingent liabilities	306	128
Cerro Casale
Source of Changes in Deferred Tax Balances
Disposition	469	0
Veladero
Source of Changes in Deferred Tax Balances
Disposition	16	0
Property, plant and equipment
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	295	(297)
Environmental rehabilitation
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(45)	79
Tax loss carry forwards
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	191	259
Inventory
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	26	(94)
Derivatives
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(16)	(16)
Other
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ (84)	$ 39